Financial instruments	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Financial instruments
28. Financial instruments
This note provides information about the Group’s financial instruments, including:

•	an overview of all financial instruments held by the Group;

•	the classification of the financial instruments;

•	the line item on the consolidated statement of financial position in which the financial instrument is included;

•	the financial instrument’s book and fair value.
The Group holds the following financial instruments:
Financial assets

(in €‘000)	Notes	At amortized cost	Fair value through PL	Total book value	Total fair value
As at December 31, 2020
Non-current other financial assets	18	16,324	102	16,426	16,426
Trade and other receivables	19	24,366	—	24,366	24,366
Cash and cash equivalents	21	8,274	—	8,274	8,274
Total		48,964	102	49,066	49,066

As at December 31, 2021
Non-current other financial assets	18	18,887	695	19,582	19,582
Current other financial assets	18	—	30,400	30,400	30,400
Trade and other receivables	19	41,063	—	41,063	41,063
Cash and cash equivalents	21	24,652	—	24,652	24,652
Total		84,602	31,095	115,697	115,697
Due to the highly liquid nature of cash and cash equivalents and the pledged bank balance classified within non-current
other financial assets, their carrying amount is considered to be the same as their fair value. Due to the short-term nature of trade and other receivables, their carrying amount is considered to be the same as their fair value.
Financial liabilities

(in €‘000)	Notes	At amortized cost	Total book value	Total fair value
As at December 31, 2020
Borrowings	24	159,610	159,610	257,075
Non-current lease liabilities	16	12,077	12,077	N/A
Current lease liabilities	16	1,826	1,826	N/A
Trade and other payables	26	12,627	12,627	12,627
Total		186,140	186,140	269,702

As at December 31, 2021
Borrowings	24	213,128	213,128	271,370
Non-current lease liabilities	16	26,097	26,097	N/A
Current lease liabilities	16	5,520	5,520	N/A
Trade and other payables	26	24,072	24,072	24,072
Total		268,817	268,817	295,442
Due to the short-term nature of the trade and other payables, their carrying amount is considered to be the same as their fair value.